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CATHERINE FAUVER catherine.fauver@dechert.com +1 617 728 7190 Direct +1 617 426 6567 Fax

October 20, 2025

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs ETF Trust (“Registrant”)

File Nos. 333-200933 and 811-23013

Post-Effective Amendment No. 700

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 700 to the Registrant’s registration statement on Form N-lA (“Registration Statement”) under the 1933 Act and Amendment No. 703 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). This filing is being made for the purpose of making changes to the name and underlying index, with related changes to the investment objective and principal investment strategy, of the Goldman Sachs Access Municipal Bond ETF (formerly, Goldman Sachs Community Municipal Bond ETF) (the “Fund”), which could be construed as material. Notification has also been provided to the Fund’s shareholders in accordance with Rule 35d-1 under the 1940 Act.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617-728-7190.

Sincerely,

/s/ Catherine Fauver
Catherine Fauver